CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Issued, Price Per Share	$ 0.70
Private Placement [Member]
Shares Issued, Price Per Share		$ 0.80
Registered Offering [Member]
Shares Issued, Price Per Share		$ 0.80
Warrants 1.773
Shares Issued, Price Per Share			$ 1.773
Warrants 1.50
Shares Issued, Price Per Share			$ 1.50